Derivative financial instruments (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)
Derivative Financial Instruments 1		2,500,000
Derivative Financial Instruments 2		11,250,000
Derivative Financial Instruments 3		$ 12,028,383
Derivative Financial Instruments 4		170,500
Derivative Financial Instruments 5		1,921,568
Derivative Financial Instruments 6		$ 9,358
Derivative Financial Instruments 1	815
Derivative Financial Instruments 2	2,500,000
Derivative Financial Instruments 3	11,250,000
Derivative Financial Instruments 4	$ 0
Derivative Financial Instruments 5	708,900
Derivative Financial Instruments 6	(12,978,200)
Derivative Financial Instruments 7	$ (13,005,182)